Lease Liability	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease Liability	18. LEASE LIABILITY

	2020	2021
Due in less than one year	$3,149	$5,546
Due between one and five years	9,018	25,151
Due in more than five years	2,269	16,301

Total	$14,436	$46,998